Capital structure and financing, Interest Rate Risk (Details) - Interest Rate Risk [Member] - AUD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Interest rate risk [Abstract]
Financial assets	$ 11,380	$ 34,259
Financial liabilities	206,519	104,474
OIC Class A Preferred Shares (USD) [Member]
Interest rate risk [Abstract]
Financial liabilities	52,474	0
OIC Series 2024-A notes (USD) [Member]
Interest rate risk [Abstract]
Financial liabilities	30,136	0
OIC Class B Preferred Shares (USD) [Member]
Interest rate risk [Abstract]
Financial liabilities	14,993	0
USD Term Loan [Member]
Interest rate risk [Abstract]
Financial liabilities	94,903	90,645
Term Loan with Customer [Member]
Interest rate risk [Abstract]
Financial liabilities	0	4,523
Supplier Finance Arrangement [Member]
Interest rate risk [Abstract]
Financial liabilities	14,013	9,306
Cash [Member]
Interest rate risk [Abstract]
Financial assets	3,705	19,582
Restricted Trust Fund [Member]
Interest rate risk [Abstract]
Financial assets	7,675	14,677
Variable Interest Rate [Member]
Interest rate risk [Abstract]
Financial assets	10,988	33,867
Financial liabilities	14,013	9,306
Variable Interest Rate [Member] | OIC Class A Preferred Shares (USD) [Member]
Interest rate risk [Abstract]
Financial liabilities		0
Variable Interest Rate [Member] | OIC Series 2024-A notes (USD) [Member]
Interest rate risk [Abstract]
Financial liabilities	0	0
Variable Interest Rate [Member] | OIC Class B Preferred Shares (USD) [Member]
Interest rate risk [Abstract]
Financial liabilities		0
Variable Interest Rate [Member] | USD Term Loan [Member]
Interest rate risk [Abstract]
Financial liabilities	0	0
Variable Interest Rate [Member] | Term Loan with Customer [Member]
Interest rate risk [Abstract]
Financial liabilities	0	0
Variable Interest Rate [Member] | Supplier Finance Arrangement [Member]
Interest rate risk [Abstract]
Financial liabilities	14,013	9,306
Variable Interest Rate [Member] | Cash [Member]
Interest rate risk [Abstract]
Financial assets	3,705	19,582
Variable Interest Rate [Member] | Restricted Trust Fund [Member]
Interest rate risk [Abstract]
Financial assets	7,283	14,285
Fixed Interest Rate [Member]
Interest rate risk [Abstract]
Financial assets	392	392
Financial liabilities	192,506	95,168
Fixed Interest Rate [Member] | OIC Class A Preferred Shares (USD) [Member]
Interest rate risk [Abstract]
Financial liabilities	52,474	0
Fixed Interest Rate [Member] | OIC Series 2024-A notes (USD) [Member]
Interest rate risk [Abstract]
Financial liabilities	30,136	0
Fixed Interest Rate [Member] | OIC Class B Preferred Shares (USD) [Member]
Interest rate risk [Abstract]
Financial liabilities	14,993	0
Fixed Interest Rate [Member] | USD Term Loan [Member]
Interest rate risk [Abstract]
Financial liabilities	94,903	90,645
Fixed Interest Rate [Member] | Term Loan with Customer [Member]
Interest rate risk [Abstract]
Financial liabilities	0	4,523
Fixed Interest Rate [Member] | Supplier Finance Arrangement [Member]
Interest rate risk [Abstract]
Financial liabilities	0	0
Fixed Interest Rate [Member] | Cash [Member]
Interest rate risk [Abstract]
Financial assets	0	0
Fixed Interest Rate [Member] | Restricted Trust Fund [Member]
Interest rate risk [Abstract]
Financial assets	$ 392	$ 392